Property and Equipment, Net	6 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Property and Equipment, Net

5. Property and Equipment, Net

	Useful Lives	As of December 31,	As of June 30,
	(Years)	2022	2022	2021
Automobiles	5	$22,000	$22,000	$22,000
Computer equipment	3-5	432,700	327,700	233,500
Machinery and equipment	3-7	1,533,000	1,364,900	1,047,600
Furniture and fixtures	4-10	105,200	105,200	148,800
Leasehold improvements	3-10	272,400	268,900	64,400
		2,365,300	2,088,700	1,516,300

Less accumulated depreciation		$1,202,100	$1,083,100	$1,103,700

Property and Equipment, Net		$1,163,200	$1,005,600	$412,600

Depreciation expense was $115,200 and $53,400 for the six months ended December 31, 2022 and 2021 (unaudited), respectively, and $145,300 and $104,600 for the years ended June 30, 2022 and 2021, respectively.

During the six months ended December 31, 2022 and 2021 (unaudited), respectively and the years ending June 30, 2022 and 2021, respectively, the Company wrote off fully depreciated property and equipment assets for the cost amount of $0, $0, $164,600 and $0, respectively, and for the accumulated depreciated amount of $0, $0, $164,600 and $0, respectively.